Provisions - Parenthetical Information Provisions (Detail: Text Values) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Provisions [Abstract]
Total Provisions recognized by the Group on balance sheet	€ 2,500	€ 2,600
Civil litigation matters [Abstract]
Provisions	600	600
Aggregate future loss, more than remote but less than probable	1,800	1,700
Decrease in civil litigation provisions	57
Release in litigation provisions regarding BGH	71
Regulatory enforcement matters [Abstract]
Provisions	600	500
Aggregate future loss, more than remote but less than probable	100	€ 100
Increase in provisions for Regulatory enforcement matters	€ 165